Borrowings - Repayment Terms and Covenants (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes (as defined below) and the 2022 Notes (as defined below). Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.	The credit facilities contain a number of restrictive covenants that limit Navios Holdings and/or certain of its subsidiaries from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels securing such facilities; changing the flag, class, management or ownership of certain Navios Holdings’ vessels; changing the commercial and technical management of certain Navios Holdings’ vessels; selling or changing the ownership of certain Navios Holdings’ vessels; and subordinating the obligations under the credit facilities to any general and administrative costs relating to the vessels. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. Additionally, the credit facilities require compliance with the covenants contained in the indentures governing the 2022 Senior Secured Notes and the 2022 Notes. Among other events, it will be an event of default under the credit facilities if the financial covenants are not complied with or if Angeliki Frangou and her affiliates, together, own less than 20% of the outstanding share capital of Navios Holdings.
2022 Notes | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms	The guarantees of the Company’s subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company’s subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.	The guarantees of the Company's subsidiaries that own mortgaged vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgaged vessels are senior unsecured guarantees. In addition, the 2022 Co-Issuers have the option to redeem the 2022 Notes in whole or in part, at any time on or after January 15, 2017, at a fixed price of 105.531%, which price declines ratably until it reaches par in 2020.
Debt Instrument Covenant Description	Upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers’ properties and assets and creation or designation of restricted subsidiaries. The indenture governing the 2022 Notes includes customary events of default. The 2022 Co-Issuers were in compliance with the covenants as of September 30, 2018.	Furthermore, upon occurrence of certain change of control events, the holders of the 2022 Notes may require the 2022 Co-Issuers to repurchase some or all of the 2022 Notes at 101% of their face amount. The 2022 Notes contain covenants, which among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the 2022 Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2022 Co-Issuers were in compliance with the covenants as of December 31, 2017.
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Repayment terms		The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Repayment terms	The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. Upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.	The Logistics Co-Issuers have the option to redeem the 2022 Logistics Senior Notes in whole or in part, at their option, at any time on or after May 1, 2017, at a fixed price of 105.438%, which price declines ratably until it reaches par in 2020. In addition, upon the occurrence of certain change of control events, the holders of the 2022 Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the 2022 Logistics Senior Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.
Debt Instrument Covenant Description	The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.	The indenture governing the 2022 Logistics Senior Notes contains covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics’ properties and assets and creation or designation of restricted subsidiaries.
Secured debt
Debt Instrument [Line Items]
Minimum liquidity	$ 30,000	$ 30,000
Secured debt | Minimum
Debt Instrument [Line Items]
Value to loan ratio	1.15	1.1
Net total debt to assets	0.75	0.75
Secured debt | Minimum | Covenants waived up to one quarter
Debt Instrument [Line Items]
Net total debt to assets	0.85
Secured debt | Maximum
Debt Instrument [Line Items]
Value to loan ratio	1.35	1.35
Net total debt to assets	0.8	0.8
Secured debt | Maximum | Covenants waived up to four quarters
Debt Instrument [Line Items]
Net total debt to assets		0.9
Secured debt | Maximum | Covenants waived up to one quarter
Debt Instrument [Line Items]
Net total debt to assets	0.9
Loan Facility Credit Agricole ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		As of December 31, 2017, the outstanding amount under the loan facility was repayable in one quarterly installment of $2,411, followed by seven semi-annual equal installments of $1,205 with a final balloon payment of $6,810 on the last payment date.
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		As of December 31, 2017, the facility is repayable in one quarterly installment of $681, followed by nine semi-annual equal installments of $681, with a final balloon payment of $7,264 on the last payment date.
Loan Facility Credit Agricole ($23,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		As of December 31, 2017, the outstanding amount under the loan facility was repayable in one quarterly installment of $700 after the drawdown date, followed by nine semi-annual equal installments of $700, with a final balloon payment of $7,450 on the last payment date.
Loan Facility Credit Agricole ($22,500) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		The first tranche is repayable in one quarterly installment of $563, followed by seven equal semi-annual installments of $563, with a final balloon payment of $2,812 on the last repayment date. The second tranche is repayable in one quarterly installment of $1,125, followed by seven equal semi-annual installments of $563, with a final balloon payment of $2,812 on the last repayment date.
Loan Facility DVB Bank SE ($72,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		As of December 31, 2017, the first tranche is repayable in nine quarterly installments of $362, with a final balloon payment of $14,400 on the last repayment date, the second tranche is repayable in ten quarterly installments of $269, with a final balloon payment of $6,354 on the last repayment date and the third tranche is repayable in ten quarterly installments of $469, with a final balloon payment of $18,750 on the last repayment date.
Loan Facility DVB Bank SE ($40,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		As of December 31, 2017, the facility is repayable in 15 quarterly installments of $730, with a final balloon payment of $7,302 payable on the last repayment date.
Loan Facility Alpha Bank ($31,000) | Navios Holdings borrowings
Debt Instrument [Line Items]
Repayment terms		As of December 31, 2017, the facility is repayable in 20 quarterly installments of $450, with a final balloon payment of $16,600 on the last repayment date.